Condensed Consolidated Statement of Other Comprehensive (Loss)/Income - EUR (€) € in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
(Loss) for the period		€ (26,391)	€ (22,325)	€ (1,050,496)	€ (49,450)	€ (83,215)	€ (48,096)	€ (30,189)
Items that may be reclassified subsequently to profit or (loss)
Exchange differences on translating foreign operations		(2,356)	(790)	12,061	(11,617)	(7,757)	4,894	(554)
Total comprehensive gain/(loss)		(2,356)	(790)	12,061	(11,617)	(7,757)	4,894	(554)
Total comprehensive (loss) for the period		(28,747)	(23,115)	(1,038,435)	(61,067)	(90,972)	(43,202)	(30,743)
Attributable to:
Owners of the Company		€ (28,747)	€ (23,115)	€ (1,038,435)	€ (61,067)	€ (90,972)	€ (43,202)	€ (30,743)
Arrival Group [Member]
Statements [Line Items]
(Loss) for the period	€ (3,387)
Items that may be reclassified subsequently to profit or (loss)
Total comprehensive (loss) for the period	€ (3,387)